Consolidated Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Opportunities Fund
July 31, 2026
ILF-NPRT3-0926
1.873106.117
Common Stocks - 97.0%
	Shares	Value ($)
ARGENTINA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
YPF SA Class D ADR (b)(e)	1,026,600	53,937,564
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Anglogold Ashanti Plc (South Africa)	2,065,800	156,221,659
BRAZIL - 4.6%
Consumer Discretionary - 0.5%
Household Durables - 0.1%
Construtora Tenda S/A	1,760,300	10,532,318
Cury Construtora e Incorporadora SA	1,538,300	9,131,205
		19,663,523
Specialty Retail - 0.3%
Vibra Energia SA	14,272,797	101,503,079
Textiles, Apparel & Luxury Goods - 0.1%
Azzas 2154 SA	7,067,176	22,892,009
TOTAL CONSUMER DISCRETIONARY		144,058,611
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleo Brasileiro SA - Petrobras ADR	2,880,535	55,882,379
Petroleo Brasileiro SA - Petrobras ADR (PN)	3,433,500	58,884,525
PRIO SA/Brazil (b)	8,636,000	103,666,414
TOTAL ENERGY		218,433,318
Financials - 1.4%
Banks - 0.7%
Itau Unibanco Holding SA ADR	26,142,551	221,165,981
Capital Markets - 0.7%
B3 SA - Brasil Bolsa Balcao	40,390,700	125,335,749
XP Inc Class A	5,512,030	94,035,232
		219,370,981
TOTAL FINANCIALS		440,536,962
Health Care - 0.0%
Pharmaceuticals - 0.0%
Hypera SA	4,981,418	20,901,879
Industrials - 0.3%
Ground Transportation - 0.3%
Localiza Rent a Car SA	11,453,640	84,979,020
Localiza Rent a Car SA (PN)	485,183	3,496,392
TOTAL INDUSTRIALS		88,475,412
Materials - 0.9%
Metals & Mining - 0.8%
Metalurgica Gerdau SA	36,261,720	78,115,262
Vale SA ADR	12,020,770	181,032,797
		259,148,059
Paper & Forest Products - 0.1%
Dexco SA	25,748,804	25,905,507
TOTAL MATERIALS		285,053,566
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LOG Commercial Properties e Participacoes SA	2,449,751	12,289,469
Utilities - 0.8%
Electric Utilities - 0.6%
Axia Energia SA	6,505,725	67,788,958
Axia Energia SA Series C	1,707,921	17,523,445
Equatorial SA	8,924,695	68,064,411
Isa Energia Brasil sa	4,600,000	24,401,330
Transmissora Alianca de Energia Eletrica S/A unit	2,738,300	21,423,902
		199,202,046
Water Utilities - 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	11,459,553	62,619,891
TOTAL UTILITIES		261,821,937
TOTAL BRAZIL		1,471,571,154
CHILE - 0.7%
Financials - 0.2%
Banks - 0.2%
Banco de Chile	428,547,000	89,286,195
Materials - 0.5%
Metals & Mining - 0.5%
Antofagasta PLC	2,905,144	143,108,156
TOTAL CHILE		232,394,351
CHINA - 22.1%
Communication Services - 4.7%
Entertainment - 0.4%
Netease Inc	649,062	17,269,084
Netease Inc ADR	988,823	131,780,442
		149,049,526
Interactive Media & Services - 4.3%
Baidu Inc A Shares (b)	4,550,083	63,030,493
Baidu Inc Class A ADR (b)(e)	364,726	40,524,706
Kuaishou Technology B Shares (c)(d)	3,081,000	17,168,176
Tencent Holdings Ltd	20,142,309	1,230,755,221
		1,351,478,596
TOTAL COMMUNICATION SERVICES		1,500,528,122
Consumer Discretionary - 5.4%
Automobile Components - 0.4%
Fuyao Glass Industry Group Co Ltd A Shares (China)	9,368,306	82,739,612
Fuyao Glass Industry Group Co Ltd H Shares (c)(d)	1,547,602	11,721,866
Hesai Group ADR (b)(e)	812,286	13,727,633
Zhejiang Yinlun Machinery Co Ltd A Shares (China)	4,233,400	24,076,376
		132,265,487
Automobiles - 1.0%
BYD Co Ltd A Shares (China)	4,344,412	61,606,758
BYD Co Ltd H Shares	13,988,484	167,230,086
XPeng Inc A Shares (b)	7,145,459	46,347,591
		275,184,435
Broadline Retail - 3.1%
Alibaba Group Holding Ltd	50,600,839	770,822,987
JD.com Inc A Shares	7,010,315	115,319,499
PDD Holdings Inc Class A ADR (b)	645,967	57,206,838
		943,349,324
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group Inc	11,951,750	70,088,708
Hotels, Restaurants & Leisure - 0.5%
H World Group Ltd ADR (e)	1,972,731	84,215,886
Luckin Coffee Inc ADR (b)	2,453,112	85,858,920
		170,074,806
Textiles, Apparel & Luxury Goods - 0.2%
Laopu Gold Co Ltd H Shares (e)	1,477,402	61,187,924
Shenzhou International Group Holdings Ltd	2,743,619	15,596,059
		76,783,983
TOTAL CONSUMER DISCRETIONARY		1,667,746,743
Consumer Staples - 0.8%
Beverages - 0.6%
China Resources Beer Holdings Co Ltd	13,635,166	41,139,776
Kweichow Moutai Co Ltd A Shares (China)	420,126	83,956,135
Tsingtao Brewery Co Ltd H Shares	10,883,084	64,667,922
		189,763,833
Food Products - 0.1%
Uni-President China Holdings Ltd (e)	29,008,000	27,889,462
Personal Care Products - 0.1%
Mao Geping Cosmetics Co LTD H Shares (e)	3,752,600	28,111,962
TOTAL CONSUMER STAPLES		245,765,257
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
PetroChina Co Ltd H Shares	105,670,000	133,933,464
Financials - 4.4%
Banks - 2.5%
Bank of Chengdu Co Ltd A Shares (China)	38,485,450	104,509,205
Bank of Ningbo Co Ltd A Shares (China)	26,945,300	127,231,831
China Construction Bank Corp H Shares	449,669,696	527,654,077
		759,395,113
Capital Markets - 0.3%
China International Capital Corp Ltd H Shares (c)(d)(e)	40,129,200	110,526,206
Insurance - 1.6%
China Life Insurance Co Ltd H Shares	47,659,538	177,453,140
Ping An Insurance Group Co of China Ltd H Shares	46,261,770	345,611,233
		523,064,373
TOTAL FINANCIALS		1,392,985,692
Health Care - 1.2%
Biotechnology - 0.5%
Abbisko Cayman Ltd (b)	2,466,000	3,172,746
Akeso Inc (b)(c)(d)(e)	2,220,452	26,600,462
Clover Biopharmaceuticals Ltd (b)(e)	5,077,500	1,294,883
Innovent Biologics Inc (b)(c)(d)	6,413,866	70,907,144
Remegen Co Ltd H Shares (b)(c)(d)(e)	1,093,777	11,401,646
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (b)(e)	281,850	17,387,411
Zai Lab Ltd (b)(e)	7,712,489	14,053,559
		144,817,851
Life Sciences Tools & Services - 0.5%
Wuxi Apptec Co Ltd A Shares (China)	2,648,600	50,344,179
Wuxi Apptec Co Ltd H Shares (c)(d)(e)	3,964,860	81,244,645
WuXi XDC Cayman Inc (b)	3,048,488	20,135,632
		151,724,456
Pharmaceuticals - 0.2%
Hansoh Pharmaceutical Group Co Ltd (c)(d)	13,029,617	53,464,893
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	3,511,904	28,114,833
Jiangsu Hengrui Pharmaceuticals Co Ltd H Shares (e)	1,982,671	14,435,698
		96,015,424
TOTAL HEALTH CARE		392,557,731
Industrials - 2.0%
Construction & Engineering - 0.1%
Sinopec Engineering Group Co Ltd H Shares	37,228,887	25,729,440
Electrical Equipment - 1.0%
Contemporary Amperex Technology Co Ltd A Shares (China)	4,128,400	241,891,814
Hongfa Technology Co Ltd A Shares	7,410,820	38,973,209
Hongfa Technology Co Ltd A Shares (China)	8,014,900	42,150,041
		323,015,064
Machinery - 0.9%
Airtac International Group	2,600,000	105,350,465
Shenzhen Inovance Technology Co Ltd A Shares (China)	8,094,100	76,806,292
Yangzijiang Shipbuilding (Holdings) Ltd (e)	38,174,600	116,528,550
		298,685,307
TOTAL INDUSTRIALS		647,429,811
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.2%
Luxshare Precision Industry Co Ltd A Shares (China)	6,422,600	54,701,806
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	1,022,300	15,692,396
		70,394,202
Semiconductors & Semiconductor Equipment - 0.9%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	3,774,638	191,945,363
Montage Technology Co Ltd A Shares (China)	983,100	29,782,530
NAURA Technology Group Co Ltd A Shares (China)	332,700	33,781,210
		255,509,103
Software - 0.0%
Pony AI Inc ADR (b)(e)	408,120	3,211,904
Z AI Co Ltd H Shares (e)	71,400	8,990,552
		12,202,456
TOTAL INFORMATION TECHNOLOGY		338,105,761
Materials - 1.5%
Construction Materials - 0.2%
Anhui Conch Cement Co Ltd H Shares	16,965,500	39,999,502
China Jushi Co Ltd A Shares (China)	6,295,400	35,170,449
		75,169,951
Metals & Mining - 1.3%
Aluminum Corp of China Ltd A Shares (China)	46,350,200	65,884,319
MMG Ltd (b)	166,612,000	178,245,777
Zijin Mining Group Co Ltd A Shares (China)	34,994,700	171,123,452
		415,253,548
TOTAL MATERIALS		490,423,499
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
China Overseas Land & Investment Ltd	8,780,916	15,126,769
China Resources Land Ltd	10,943,220	46,327,005
KE Holdings Inc A Shares	5,616,300	31,501,272
Longfor Group Holdings Ltd (c)(d)(e)	4,305,500	3,766,160
TOTAL REAL ESTATE		96,721,206
Utilities - 0.3%
Gas Utilities - 0.3%
ENN Energy Holdings Ltd	5,156,200	30,861,984
Kunlun Energy Co Ltd	59,636,000	55,055,167
TOTAL UTILITIES		85,917,151
TOTAL CHINA		6,992,114,437
FRANCE - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Gaztransport Et Technigaz SA	142,900	32,248,451
GREECE - 0.7%
Financials - 0.7%
Banks - 0.7%
Alpha Bank SA	15,436,819	75,938,929
Piraeus Bank SA	11,761,469	135,627,380

TOTAL GREECE		211,566,309
HONG KONG - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Huanxi Media Group Ltd (b)	8,335,266	210,444
INDIA - 10.4%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.0%
HFCL Ltd	2,666,300	5,425,121
Wireless Telecommunication Services - 0.7%
Bharti Airtel Ltd	10,046,981	207,618,258
TOTAL COMMUNICATION SERVICES		213,043,379
Consumer Discretionary - 1.1%
Automobiles - 0.6%
Mahindra & Mahindra Ltd	5,518,637	196,557,115
Broadline Retail - 0.3%
Meesho (b)	44,131,226	84,217,025
Hotels, Restaurants & Leisure - 0.2%
MakeMyTrip Ltd (b)(e)	1,205,493	68,652,826
TOTAL CONSUMER DISCRETIONARY		349,426,966
Consumer Staples - 0.1%
Tobacco - 0.1%
ITC Ltd	14,753,854	43,446,130
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Coal India Ltd	14,751,300	64,059,053
Reliance Industries Ltd	19,262,084	263,795,102
TOTAL ENERGY		327,854,155
Financials - 4.1%
Banks - 2.6%
HDFC Bank Ltd/Gift City	55,715,513	436,467,654
ICICI Bank Ltd	25,514,649	383,564,184
		820,031,838
Capital Markets - 0.0%
SBI Funds Management Ltd Parent (g)	416,858	2,574,609
SBI Funds Management Ltd Parent (g)	416,858	2,574,608
SBI Funds Management Ltd Parent	8,173	50,024
		5,199,241
Consumer Finance - 1.2%
Bajaj Finance Ltd	18,290,201	218,703,994
Shriram Finance Ltd	14,150,817	155,135,611
		373,839,605
Insurance - 0.3%
HDFC Life Insurance Co Ltd (c)(d)	14,431,767	82,942,071
TOTAL FINANCIALS		1,282,012,755
Health Care - 0.7%
Health Care Providers & Services - 0.2%
Fortis Healthcare Ltd	613,800	6,082,738
Manipal Health Enterprises Ltd (g)	212,850	1,316,506
Manipal Health Enterprises Ltd (g)	212,850	1,316,506
Max Healthcare Institute Ltd	4,240,978	48,824,611
		57,540,361
Life Sciences Tools & Services - 0.1%
Divi's Laboratories Ltd	604,494	51,043,746
Pharmaceuticals - 0.4%
Sun Pharmaceutical Industries Ltd	4,084,462	85,184,669
Torrent Pharmaceuticals Ltd	732,218	39,335,548
		124,520,217
TOTAL HEALTH CARE		233,104,324
Industrials - 1.5%
Aerospace & Defense - 1.0%
Bharat Electronics Ltd	27,794,200	112,996,842
Hindustan Aeronautics Ltd (d)	3,491,400	170,112,987
		283,109,829
Construction & Engineering - 0.5%
Larsen & Toubro Ltd	4,048,716	167,036,715
TOTAL INDUSTRIALS		450,146,544
Information Technology - 0.1%
IT Services - 0.1%
Infosys Ltd ADR (e)	3,449,200	41,493,876
Materials - 0.3%
Construction Materials - 0.2%
JK Cement Ltd	1,009,121	57,556,242
Metals & Mining - 0.1%
Tata Steel Ltd	23,898,500	47,563,124
TOTAL MATERIALS		105,119,366
Real Estate - 0.1%
Office REITs - 0.0%
Embassy Office Parks REIT	1,083,800	4,975,673
Real Estate Management & Development - 0.1%
Godrej Properties Ltd	920,678	20,321,622
Sunteck Realty Ltd	3,348,800	10,613,545
		30,935,167
TOTAL REAL ESTATE		35,910,840
Utilities - 0.7%
Electric Utilities - 0.2%
Power Grid Corp of India Ltd	28,597,972	85,152,238
Independent Power and Renewable Electricity Producers - 0.5%
NHPC Ltd	62,552,900	51,622,020
NTPC Ltd	25,899,245	94,210,087
		145,832,107
TOTAL UTILITIES		230,984,345
TOTAL INDIA		3,312,542,680
INDONESIA - 1.2%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.1%
Sumber Alfaria Trijaya Tbk PT	844,524,800	62,106,562
Food Products - 0.4%
First Resources Ltd	42,418,446	111,118,832
TOTAL CONSUMER STAPLES		173,225,394
Financials - 0.5%
Banks - 0.5%
Bank Central Asia Tbk PT	361,400,786	126,661,948
Bank Syariah Indonesia Persero Tbk PT	284,357,160	28,722,197
TOTAL FINANCIALS		155,384,145
Materials - 0.2%
Metals & Mining - 0.2%
ANTAM Persero Tbk PT	336,763,500	53,669,003
TOTAL INDONESIA		382,278,542
ITALY - 0.2%
Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola HBC AG	767,900	51,850,355
KOREA (SOUTH) - 18.3%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.0%
KT Corp	387,436	13,799,642
Entertainment - 0.1%
HYBE Co Ltd	257,628	29,797,394
Interactive Media & Services - 0.4%
Kakao Corp	2,685,467	68,379,070
NAVER Corp	195,255	27,618,387
		95,997,457
Wireless Telecommunication Services - 0.1%
SK Telecom Co Ltd	654,240	36,527,742
TOTAL COMMUNICATION SERVICES		176,122,235
Consumer Discretionary - 0.6%
Automobiles - 0.3%
Kia Corp	1,093,831	97,440,064
Household Durables - 0.3%
Coway Co Ltd	1,483,670	92,871,651
TOTAL CONSUMER DISCRETIONARY		190,311,715
Consumer Staples - 0.0%
Tobacco - 0.0%
KT&G Corp	307,220	37,772,555
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
S-Oil Corp	677,170	59,919,099
Financials - 1.3%
Banks - 1.3%
KB Financial Group Inc	2,303,789	266,402,169
Woori Financial Group Inc	5,983,567	136,858,375
		403,260,544
Insurance - 0.0%
Samsung Life Insurance Co Ltd	37,797	7,828,219
TOTAL FINANCIALS		411,088,763
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Samsung Biologics Co Ltd (b)(c)(d)	79,273	80,583,244
Industrials - 1.1%
Aerospace & Defense - 0.4%
Korea Aerospace Industries Ltd	1,261,780	110,997,738
Air Freight & Logistics - 0.2%
Hyundai Glovis Co Ltd	480,730	65,141,061
Commercial Services & Supplies - 0.2%
HD Hyundai Marine Solution Co Ltd	541,450	67,942,769
Industrial Conglomerates - 0.3%
LG Corp	1,360,396	93,190,073
SK Square Co Ltd	25,960	17,636,869
		110,826,942
TOTAL INDUSTRIALS		354,908,510
Information Technology - 14.2%
Electronic Equipment, Instruments & Components - 0.3%
Samsung Electro-Mechanics Co Ltd	111,630	84,281,097
Semiconductors & Semiconductor Equipment - 6.1%
Eugene Technology Co Ltd	142,100	10,592,063
SK Hynix Inc	1,715,065	1,924,418,971
		1,935,011,034
Technology Hardware, Storage & Peripherals - 7.8%
Samsung Electronics Co Ltd	14,448,847	2,484,801,002
TOTAL INFORMATION TECHNOLOGY		4,504,093,133
TOTAL KOREA (SOUTH)		5,814,799,254
MEXICO - 2.2%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV Series B	96,296,217	122,708,941
Consumer Staples - 0.3%
Beverages - 0.2%
Arca Continental SAB de CV	4,393,500	50,344,064
Consumer Staples Distribution & Retail - 0.1%
Wal-Mart de Mexico SAB de CV Series V	15,780,600	45,785,106
TOTAL CONSUMER STAPLES		96,129,170
Financials - 0.8%
Banks - 0.8%
Grupo Financiero Banorte SAB de CV	21,900,878	253,637,698
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Pacifico SAB de CV Series B	2,510,200	54,572,338
Materials - 0.4%
Construction Materials - 0.4%
Cemex SAB de CV ADR	10,052,300	118,818,186
Real Estate - 0.1%
Diversified REITs - 0.1%
Fibra Uno Administracion SA de CV	14,703,600	26,479,130
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV (e)	4,865,384	16,869,211
TOTAL REAL ESTATE		43,348,341
TOTAL MEXICO		689,214,674
NETHERLANDS - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CTP NV (c)(d)	546,877	9,825,234
PANAMA - 0.3%
Industrials - 0.3%
Passenger Airlines - 0.3%
Copa Holdings SA Class A	657,197	92,809,360
PERU - 0.7%
Financials - 0.7%
Banks - 0.7%
Credicorp Ltd	517,187	207,174,768
PHILIPPINES - 0.2%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
SM Investments Corp	2,444,000	23,670,961
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	55,543,224	15,298,524
SM Prime Holdings Inc	34,525,200	10,319,381
TOTAL REAL ESTATE		25,617,905
TOTAL PHILIPPINES		49,288,866
POLAND - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
CD Projekt SA (b)	399,654	26,735,249
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (b)	2,292,359	18,499,337
ROMANIA - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	435,000	19,112,058
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC ADR (b)(f)	10,986,900	110
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	12,899,053	1
Materials - 0.0%
Metals & Mining - 0.0%
Severstal PAO GDR (b)(d)(f)	6,035,400	60
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LSR Group PJSC (b)(f)	98,230	0
TOTAL RUSSIA		171
SAUDI ARABIA - 2.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	680,207	20,811,019
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Saudi Arabian Oil Co (c)(d)	12,813,000	90,344,359
Financials - 1.4%
Banks - 1.4%
Al Rajhi Bank	4,784,940	79,695,912
Saudi National Bank/The	36,182,943	377,678,436
TOTAL FINANCIALS		457,374,348
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Dr Sulaiman Al Habib Medical Services Group Co	333,143	20,846,387
Industrials - 0.2%
Electrical Equipment - 0.2%
Electrical Industries Co	13,915,900	52,432,428
TOTAL SAUDI ARABIA		641,808,541
SINGAPORE - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Sea Ltd Class A ADR (b)	885,015	94,466,501
SOUTH AFRICA - 3.6%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	5,881,400	72,912,110
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Naspers Ltd Class N	5,553,807	291,811,642
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Pick n Pay Stores Ltd (b)	29,193,187	33,725,192
Shoprite Holdings Ltd	6,929,176	120,519,002
TOTAL CONSUMER STAPLES		154,244,194
Financials - 1.3%
Banks - 0.6%
Capitec Bank Holdings Ltd	655,955	187,298,145
Financial Services - 0.7%
FirstRand Ltd	37,090,051	221,819,726
TOTAL FINANCIALS		409,117,871
Materials - 0.7%
Chemicals - 0.3%
Sasol Ltd (b)	7,260,700	86,042,248
Metals & Mining - 0.4%
Impala Platinum Holdings Ltd	11,228,202	122,456,929
TOTAL MATERIALS		208,499,177
TOTAL SOUTH AFRICA		1,136,584,994
TAIWAN - 25.2%
Consumer Staples - 0.2%
Food Products - 0.2%
Uni-President Enterprises Corp	22,752,000	51,761,266
Financials - 1.4%
Banks - 1.4%
CTBC Financial Holding Co Ltd	157,650,798	314,806,879
TS Financial Holding Co Ltd	129,443,550	142,597,070
TOTAL FINANCIALS		457,403,949
Industrials - 0.5%
Electrical Equipment - 0.5%
Bizlink Holding Inc	2,440,417	155,451,549
Information Technology - 23.1%
Communications Equipment - 0.3%
Accton Technology Corp	1,263,000	81,901,880
Electronic Equipment, Instruments & Components - 2.3%
Chroma ATE Inc	579,785	36,442,530
Delta Electronics Inc	6,953,705	342,264,555
Elite Material Co Ltd	1,225,973	176,073,473
Hon Hai Precision Industry Co Ltd	1,058,000	8,083,706
Taiwan Union Technology Corp	196,000	6,565,519
Unimicron Technology Corp	4,538,011	106,524,695
Yageo Corp	2,645,000	39,829,187
		715,783,665
Semiconductors & Semiconductor Equipment - 20.5%
ASE Technology Holding Co Ltd	14,479,025	247,192,163
ASE Technology Holding Co Ltd ADR	415,900	14,627,203
ASPEED Technology Inc	20,900	9,132,220
eMemory Technology Inc	128,303	9,644,210
Hon Precision Inc	239,000	44,350,850
Jentech Precision Industrial Co Ltd	207,000	21,451,086
MediaTek Inc	4,867,693	518,785,052
MPI Corp	175,437	27,938,295
Taiwan Semiconductor Manufacturing Co Ltd	75,885,392	5,615,490,261
		6,508,611,340
Technology Hardware, Storage & Peripherals - 0.0%
Quanta Computer Inc	1,739,792	15,484,215
TOTAL INFORMATION TECHNOLOGY		7,321,781,100
TOTAL TAIWAN		7,986,397,864
THAILAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
PTT Global Chemical PCL	64,882,100	71,054,369
TURKEY - 0.9%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
BIM Birlesik Magazalar AS	10,628,000	87,282,957
Industrials - 0.5%
Aerospace & Defense - 0.5%
Aselsan Elektronik Sanayi Ve Ticaret AS	20,791,000	149,745,516
Materials - 0.1%
Construction Materials - 0.1%
Oyak Cimento Fabrikalari AS	94,263,000	40,269,134
TOTAL TURKEY		277,297,607
UNITED ARAB EMIRATES - 1.3%
Energy - 0.1%
Energy Equipment & Services - 0.1%
ADNOC Drilling Co PJSC	36,962,641	58,568,627
Financials - 0.9%
Banks - 0.9%
Abu Dhabi Commercial Bank PJSC	32,700,739	133,545,082
Abu Dhabi Islamic Bank PJSC	25,171,697	145,424,288
TOTAL FINANCIALS		278,969,370
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Aldar Properties PJSC	12,993,000	26,283,145
Emaar Properties PJSC	18,003,535	53,917,475
RAK Properties PJSC (b)	17,736,300	5,166,850
TOTAL REAL ESTATE		85,367,470
TOTAL UNITED ARAB EMIRATES		422,905,467
UNITED STATES - 0.9%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Tenaris SA ADR	1,019,000	58,419,270
Health Care - 0.3%
Biotechnology - 0.3%
BeOne Medicines Ltd ADR (b)	139,674	44,138,381
BeOne Medicines Ltd H Shares (b)	1,440,491	35,633,894
TOTAL HEALTH CARE		79,772,275
Materials - 0.4%
Construction Materials - 0.4%
Titan SA	2,295,237	138,028,146
TOTAL UNITED STATES		276,219,691
TOTAL COMMON STOCKS (Cost $16,382,917,818)		30,731,129,951

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
CHINA - 0.4%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Bytedance Ltd Series E1 (b)(f)(h)	399,541	132,036,315
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(f)(h)	668,281	4,911,865
TOTAL CHINA		136,948,180
UNITED STATES - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Gupshup Inc (b)(f)(h)	566,129	3,572,274
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $66,215,724)		140,520,454

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
BRAZIL - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Creditas Financial Solutions Ltd Series G2 (f)(h)	245,239	51,904,834
KOREA (SOUTH) - 0.4%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Hyundai Motor Co Series 2	881,956	120,039,001
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $109,673,202)		171,943,835

U.S. Treasury Obligations - 0.1%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/1/2026 (j)	3.77	4,640,000	4,612,061
US Treasury Bills 0% 10/8/2026 (j)	3.71	4,530,000	4,499,472
US Treasury Bills 0% 9/24/2026 (j)	3.72	19,190,000	19,087,499
TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,193,249)			28,199,032

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.69	745,869,356	746,018,530
Fidelity Securities Lending Cash Central Fund (k)(l)	3.72	287,953,849	287,982,644
TOTAL MONEY MARKET FUNDS (Cost $1,033,986,641)			1,034,001,174

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $17,620,986,634)	32,105,794,446
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(404,846,528)
NET ASSETS - 100.0%	31,700,947,918

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI Emerging Markets Index Contracts (United States)	2,668	9/2026	219,082,820	(11,657,535)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $650,496,106 or 2.1% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $820,609,153 or 2.6% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $7,782,229 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $192,425,288 or 0.6% of net assets.

(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $24,846,038.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $114,468,703.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bytedance Ltd Series E1	11/18/2020	43,779,377

Creditas Financial Solutions Ltd Series G2	1/28/2022 - 7/28/2023	33,309,389

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	9,491,694

Gupshup Inc	6/8/2021	12,944,653

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Manipal Health Enterprises Ltd	10/31/2026

Manipal Health Enterprises Ltd	9/1/2026

SBI Funds Management Ltd Parent	10/15/2026

SBI Funds Management Ltd Parent	8/16/2026

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	399,856,291	8,974,954,113	8,628,799,046	11,630,661	(4,494)	11,666	746,018,530	745,869,356
Fidelity Securities Lending Cash Central Fund	296,882,546	3,624,917,270	3,633,802,456	6,467,938	(14,716)	-	287,982,644	287,953,849
	696,738,837	12,599,871,383	12,262,601,502	18,098,599	(19,210)	11,666	1,034,001,174

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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